Reverse Recapitalization -Private Warrants and Public warrants (Details) - shares	1 Months Ended	3 Months Ended
	Nov. 30, 2021	Mar. 31, 2024
Reverse Recapitalization [Line Items]
Number of warrants issued		26,724,000
Concord III | Private placement warrants
Reverse Recapitalization [Line Items]
Number of warrants issued	9,400,000
Concord III | Public warrants
Reverse Recapitalization [Line Items]
Number of warrants issued	17,250,000
Legacy G C T | Private placement and public warrants | Sponsor
Reverse Recapitalization [Line Items]
Number of warrants vested and retained	4,492,650
Number of warrants reallocated to others	2,087,350
Number of warrants forfeited	2,820,000